Note 15 - Condensed Parent Company Financial Information (Details) - Condensed Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash	$ 22,407,458	$ 49,911,807	$ 57,286,974	$ 48,603,636
Premises and equipment, net of accumulated depreciation	9,165,532	9,217,876
Other assets, including income taxes receivable from bank subsidiary of $757,993 in 2013 and $137,993 in 2012	4,697,774	3,783,822
Total assets	556,234,744	572,447,628
Shareholders’ equity:
Common stock	3,760,557	3,760,557
Surplus	14,663,861	14,661,664
Retained earnings	50,807,689	46,855,865
Accumulated other comprehensive income (loss)	(1,358,205)	3,697,363
Treasury stock, at cost	4,866,037	4,805,244
Total shareholders’ equity	63,007,865	64,170,205	59,747,714	55,005,063
Total liabilities and shareholders’ equity	556,234,744	572,447,628
Domestic Tax Authority [Member] | Parent Company [Member]
Liabilities:
Federal income taxes payable	213,548
Parent Company [Member]
Assets:
Cash	1,070,196	1,804,808
Investment in bank subsidiary	70,869,641	71,736,089
Premises and equipment, net of accumulated depreciation	318,017	343,639
Other assets, including income taxes receivable from bank subsidiary of $757,993 in 2013 and $137,993 in 2012	1,310,749	645,320
Total assets	73,568,603	74,529,856
Liabilities:
Accrued expenses	47,190	59,651
Junior subordinated deferrable interest debentures	10,300,000	10,300,000
Total liabilities	10,560,738	10,359,651
Shareholders’ equity:
Common stock	3,760,557	3,760,557
Surplus	14,663,861	14,661,664
Retained earnings	50,807,689	46,855,865
Accumulated other comprehensive income (loss)	(1,358,205)	3,697,363
Treasury stock, at cost	(4,866,037)	(4,805,244)
Total shareholders’ equity	63,007,865	64,170,205
Total liabilities and shareholders’ equity	$ 73,568,603	$ 74,529,856